Shareholder Report, Line Graph (Details) 195483_OneOne S-P 500 and Bitcoin ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Feb. 18, 2025	Feb. 28, 2026
One+One S&P 500® and Bitcoin ETF
Account Value [Line Items]
Line Graph and Table Measure Name		One+One S&P 500® and Bitcoin ETF (Consolidated) NAV
Accumulated Value	$ 10,000	$ 6,922
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Accumulated Value	$ 10,000	$ 11,369